Issuance of units	12 Months Ended
Dec. 31, 2021
Issuance Of Units
Issuance of units

NOTE 13 – ISSUANCE OF UNITS

On May 21, 2021, Navios Partners entered into a new Continuous Offering Program Sales Agreement (“$110.0m Sales Agreement”) for the issuance and sale from time to time through its agent common units having an aggregate offering price of up to $110,000. As of December 31, 2021, since the commencement of the $110.0m Sales Agreement, Navios Partners has issued 3,963,249 units and received net proceeds of $103,691. No additional sales will be made under this program. Pursuant to the issuance of the common units, Navios Partners issued 80,883 general partnership units to its General Partner in order to maintain its 2.0% ownership interest. The net proceeds from the issuance of the general partnership units were approximately $2,172.

On April 9, 2021, Navios Partners entered into a Continuous Offering Program Sales Agreement (“$75.0m Sales Agreement”) for the issuance and sale from time to time through its agent common units having an aggregate offering price of up to $75,000. As of December 31, 2021, since the commencement of the $75.0m Sales Agreement, Navios Partners has issued 2,437,624 units and received net proceeds of $73,117. No additional sales will be made under this program. Pursuant to the issuance of the common units, Navios Partners issued 49,747 general partnership units to its General Partner in order to maintain its 2.0% ownership interest. The net proceeds from the issuance of the general partnership units were approximately $1,530.

On November 18, 2016, Navios Partners entered into a Continuous Offering Program Sales Agreement for the issuance and sale from time to time through its agent common units having an aggregate offering price of up to $25,000. An amended Sales Agreement was entered into on August 3, 2020. As of December 31, 2021, since the commencement of sales pursuant to the amended Sales Agreement, Navios Partners has issued 1,286,857 units and received net proceeds of $23,918. No additional sales will be made under this program. Pursuant to the issuance of the common units, Navios Partners issued 26,265 general partnership units to its general partner in order to maintain its 2.0% ownership interest. The net proceeds from the issuance of the general partnership units were $501.

Pursuant to the terms of the NMCI Merger Agreement, each outstanding common unit of Navios Containers that was held by a unitholder other than Navios Partners, Navios Containers and their respective subsidiaries was converted into the right to receive 0.39 of a common unit of Navios Partners. As a result of the NMCI Merger, 8,133,452 common units of Navios Partners were issued to former public unitholders of Navios Containers. Pursuant to the issuance of the common units, Navios Partners issued 165,989 general partner units, resulting in net proceeds of $3,911 (see Note 3 – Acquisition of Navios Containers and Navios Acquisition).

Pursuant to the terms of the NNA merger agreement, each outstanding common unit of Navios Containers that was held by a stockholder other than Navios Partners, was converted into the right to receive 0.1275 of a common unit of Navios Partners. As a result of the NNA Merger, 3,388,226 common units of Navios Partners were issued to former public stockholders of Navios Acquisition. Pursuant to the issuance of the common units, Navios Partners issued 69,147 general partner units, resulting in net proceeds of $1,893 (see Note 3 – Acquisition of Navios Containers and Navios Acquisition).

On April 25, 2019, Navios Partners announced that its Board of Directors had approved 1-for-15 reverse stock split of its issued and outstanding shares of common units and general partner units. The reverse stock split was effective on May 21, 2019 and the common units commenced trading on such date on a split adjusted basis.

In January 2019, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $50,000 of the Company's common units over a two year period. The program does not require any minimum repurchase or any specific number of common units and may be suspended or reinstated at any time in Navios Partners' discretion and without notice. Repurchases were subject to restrictions under Navios Partners' credit facilities. As of December 31, 2021, since the commencement of the common unit repurchase program, Navios Partners had repurchased and cancelled 312,952 common units on a split adjusted basis, for a total cost of approximately $4,499. There were no repurchases during the year ended December 31, 2021, and the program expired in January 2021.

In December 2019, Navios Partners authorized the granting of 4,000 restricted common units, which were issued on December 18, 2019, to its directors and officers, which are based solely on service conditions and vest over four years. The effect of compensation expense arising from the restricted common units described above amounted to $18, $35 and $0 for the years ended December 31, 2021, 2020 and 2019, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during the years ended December 31, 2021 and 2020.

In February 2019, Navios Partners authorized the granting of 25,396 restricted common units, which were issued on February 1, 2019, to its directors and officers, which are based solely on service conditions and vest over four years. The fair value of restricted common units was determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Navios Partners also issued 518 general partnership units to its general partner for net proceeds of $8. The effect of compensation expense arising from the restricted common units described above for the years ended December 31, 2021, 2020 and 2019, amounted to $63, $116 and to $190 respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2021, 2020 and 2019.

In December 2018, Navios Partners authorized the granting of 97,633 restricted common units, which were issued on December 24, 2018, to its directors and officers, which are based solely on service conditions and vest over four years. Navios Partners also issued 1,993 general partnership units to its general partner for net proceeds of $27. The effect of compensation expense arising from the restricted common units described above amounted to $187, $348 and $669 for the years ended December 31, 2021, 2020 and 2019 respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2021, 2020 and 2019.

In December 2017, Navios Partners authorized the granting of 91,336 restricted common units, which were issued on January 11, 2018, to its directors and officers, which are based solely on service conditions and vest over four years. The fair value of the restricted common units was determined by reference to the quoted common unit price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized when it is probable that the performance criteria will be met based on a graded expense model over the vesting period. Navios Partners also issued 1,864 general partnership units to its general partner for net proceeds of $64. The effect of compensation expense arising from the restricted common units described above amounted to $186, $447 and $833 for the years ended December 31, 2021, 2020 and 2019, respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2021, 2020 and 2019.

The effect of compensation expense arising from the restricted common units granted in December 2016, amounted to $325 for the year ended December 31, 2019 and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations.

Following the NNA Merger, Navios Partners assumed the following granded restricted common units:

In December 2018, Navios Acquisition authorized and issued in the aggregate 129,269 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years. The fair value of restricted common units was determined by reference to the quoted stock price on the date of grant or the date that the grants were exchanged upon completion of the NNA Merger. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Upon the NNA Merger, the unvested restricted common units were 8,116 after exchange on a 1 to 0.1275 basis. The effect of compensation expense arising from the restricted common units described above for the year ended December 31, 2021 amounted to $32, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during the year ended December 31, 2021.

In December 2017, Navios Acquisition authorized and issued in the aggregate 118,328 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years. The fair value of restricted common units was determined by reference to the quoted stock price on the date of grant or the date that the grants were exchanged upon completion of the NNA Merger. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Upon the NNA Merger, the unvested restricted common units were 3,727 after exchange on a 1 to 0.1275 basis. The effect of compensation expense arising from the restricted common units described above for the year ended December 31, 2021 amounted to $37, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during the year ended December 31, 2021.

As of December 31, 2021, the estimated compensation cost relating to service conditions of non-vested restricted common units granted in 2017, 2018 and 2019 not yet recognized was $166.

Restricted common units outstanding and not vested were 42,916 units, on a split adjusted basis, as of December 31, 2021.